Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted shares outstanding - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of computation of diluted shares outstanding [Abstract]
Options to purchase shares of common stock	780,640	780,640
Series Seed Preferred Stock	4,584,552	4,584,552
Total	5,365,192	5,365,192